                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                  ALLIANCE NATIONAL MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance National Municipal Income Fund
Portfolio of Investments
January 31, 2007 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 160.0%
Long-Term Municipal Bonds - 159.5%
Alabama - 6.0%
Huntsville Hlth Care Auth
   (Huntsville Hosp Sys)
   Ser 02B
   5.75%, 6/01/32                                      $ 6,000    $   6,445,560
Jefferson Cnty Ltd Oblig Sch Warrants
   Ser 04A
   5.25%, 1/01/23                                        1,275        1,351,347
Jefferson Cnty Swr Rev
   FGIC Ser 99A
   5.375%, 2/01/36                                       2,905        3,022,188
Marshall Cnty Hlth Care Auth
   (Marshall Cnty Med Ctr)
   Ser 02A
   5.75%, 1/01/32                                        2,500        2,636,975
   Ser 02D
   5.75%, 1/01/32                                        3,000        3,157,500
Montgomery Spl Care Facs Fin Auth
   (Baptist Health)
   Ser 04C
   5.125%, 11/15/24                                      1,500        1,547,925
   5.25%, 11/15/29                                         810          879,311
                                                                  -------------
                                                                     19,040,806
                                                                  -------------
Alaska - 1.8%
Alaska Intl Arpt Rev
   MBIA Ser 03B
   5.00%, 10/01/26                                       1,000        1,044,210
Alaska Mun Bd Bk Auth
   MBIA Ser 04G
   5.00%, 2/15/24 (a)                                    1,345        1,412,385
Anchorage Waste Wtr Rev
   MBIA Ser 04
   5.125%, 5/01/29                                         750          793,350
Four Dam Pool Elec Rev
   Ser 04
   5.00%, 7/01/24                                        1,035        1,071,194
   5.25%, 7/01/26                                        1,385        1,440,012
                                                                  -------------
                                                                      5,761,151
                                                                  -------------

Arkansas - 1.2%
Arkansas Dev Fin Auth SFMR
   (Mtg Rev)
   GNMA/ FNMA Ser 02A
   5.30%, 7/01/34                                        3,790        3,880,240
                                                                  -------------
California - 8.4%
California GO
   Ser 02
   5.25%, 4/01/30                                        1,000        1,049,110
California State GO
   Ser 04
   5.25%, 4/01/29                                        2,000        2,125,980
Chula Vista IDR
   (San Diego Gas)
   Ser 96A
   5.30%, 7/01/21                                        4,000        4,270,840
Coachella Valley Uni Sch Dist
   MBIA Ser 03
   5.00%, 9/01/31                                        1,000        1,043,170
Hartnell Comm College
   MBIA Ser 03A
   5.00%, 8/01/27                                        1,155        1,240,909
La Quinta Fin Auth Loc Agy
   AMBAC Ser 04A
   5.25%, 9/01/24                                        2,000        2,155,100
Los Angeles Cmty Redev Agy
   Ser 04L
   5.00%, 3/01/18                                        1,715        1,733,727
Los Angeles Regl Arpts
   (Laxfuel Corp) AMT
   AMBAC Ser 01
   5.50%, 1/01/32                                        9,500        9,977,565
San Rafael Elem Sch Dist
   FSA Ser 03A
   5.00%, 8/01/28                                        2,820        2,935,169
                                                                  -------------
                                                                     26,531,570
                                                                  -------------
Colorado - 5.4%
Avon Hsg Auth MFHR
   (Buffalo Ridge II Proj) AMT
   GNMA Ser 02A
   5.70%, 10/20/43                                       4,950        5,137,209
Colorado Ed & Cult Facs Auth
   (Knowledge Quest Charter Sch)
   Ser 05
   6.50%, 5/01/36                                          500          507,220
Colorado Health Facs Auth
   5.25%, 6/01/23                                        1,725        1,823,860
Colorado Hlth Facs Auth
   (Parkview Med Ctr)
   Ser 04
   5.00%, 9/01/25                                        1,800        1,839,348

Denver City & Cnty MFHR
   (Clyburn Stapleton Proj) AMT
   GNMA Ser 02
   5.50%, 12/20/43                                       2,155        2,207,151
Northwest Metro Dist No. 3 GO
   6.125%, 12/01/25                                        500          527,475
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
   Ser 05
   5.25%, 12/01/25                                       1,840        1,912,423
   5.50%, 12/01/30                                         890          930,744
Todd Creek Farms Metro Dist No 1
   6.125%, 12/01/22                                      1,390        1,416,229
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
   Ser 04
   6.125%, 12/01/19                                        780          818,142
                                                                  -------------
                                                                     17,119,801
                                                                  -------------
District Of Columbia - 1.2%
District of Columbia Spl Tax Rev
   (Gallery Place Proj)
   FSA Ser 02
   5.40%, 7/01/31                                        3,500        3,713,255
                                                                  -------------
Florida - 22.8%
Beacon Tradeport CDD
   Ser 02B
   7.25%, 5/01/33                                        5,550        5,939,055
Brevard Cnty HFA SFMR
   (Mtg Rev) AMT
   GNMA Ser 02C
   5.40%, 3/01/33                                          785          798,573
Collier Cnty CFD
   (Fiddler's Creek)
   Ser 02A
   6.875%, 5/01/33                                       2,950        3,110,156
   Ser 02B
   6.625%, 5/01/33                                       2,215        2,310,444
Dade Cnty Arpt Rev
   (Miami Int'l Arpt) AMT
   FGIC Ser 02
   5.375%, 10/01/32                                      6,040        6,337,832
Florida Ed & Athletic Fac
   (FSU Finl Assist)
   AMBAC Ser 02
   5.00%, 10/01/31                                       5,000        5,212,000
Florida Hsg Fin Corp MFHR
   (Westminster Apts) AMT
   FSA Ser 02E-1
   5.40%, 4/01/42                                        3,000        3,085,290
Hamal CDD
   Ser 01
   6.75%, 5/01/31                                        2,460        2,756,282
Jacksonville Elec Auth
   MBIA Ser 02A
   5.50%, 10/01/41 (a)                                  20,000       20,060,800

Lee Cnty Arpt Rev
   (Southwest Fl Intl) AMT
   FSA Ser 00A
   5.75%, 10/01/22 - 10/01/25                            9,500       10,141,995
Lee Cnty Hlth Facs Auth Rev
   (Shell Point)
   Ser 99A
   5.50%, 11/15/29                                       2,500        2,562,125
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
   Ser 04
   6.75%, 11/15/24 (b)                                   2,000        2,259,340
Midtown Miami CDD
   Ser 04A
   6.00%, 5/01/24                                        2,500        2,695,800
Miromar Lakes CDD
   Ser 00A
   7.25%, 5/01/12                                        1,335        1,398,239
Orange Cnty Hospital Rev
   (Orlando Regional)
   Ser 02
   5.75%, 12/01/32                                       1,400        1,539,776
Pinellas Cnty HFA SFMR
   (Mtg Rev) AMT
   GNMA/ FNMA Ser 02A
   5.40%, 3/01/32                                          820          837,450
Village CDD
   Ser 03A
   6.00%, 5/01/22                                          815          857,331
                                                                  -------------
                                                                     71,902,488
                                                                  -------------
Georgia - 2.2%
Cartersville Dev Auth AMT
   (Anheuser Busch Proj)
   Ser 02
   5.95%, 2/01/32                                        2,510        2,708,189
Georgia HFA SFMR
   (Mtg Rev) AMT
   Ser 02A-02
   5.60%, 12/01/32                                       4,235        4,355,147
                                                                  -------------
                                                                      7,063,336
                                                                  -------------
Hawaii - 0.7%
Hawaii State Dept of Budget & Fin Spl Purp
   Rev
   (Elec Co & Subsidiary Prog)
   XLCA Ser 03B
   5.00%, 12/01/22                                       2,000        2,067,240
                                                                  -------------
Illinois - 21.4%
Bolingbrook Go
   FGIC Ser 02A
   5.375%, 1/01/38                                       5,000        5,349,250
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
   XLCA Ser 03B-1
   5.25%, 1/01/34                                        1,760        1,865,389

Chicago Arpt Rev
   (O'Hare Int'l Arpt) AMT
   MBIA
   5.375%, 1/01/32                                      15,000       15,631,650
Chicago GO Prerefunded
   FGIC Ser 00C
   5.50%, 1/01/40                                        9,135        9,712,697
Chicago GO Unrefunded
   FGIC Ser 00C
   5.50%, 1/01/40                                        5,450        5,735,689
Chicago Il Increment Allocation
   7.46%, 2/15/26                                        1,900        2,032,069
Chicago Parking Rev
   (Lakefront Millenium)
   MBIA Ser 98
   5.125%, 1/01/28                                       8,600        8,977,110
Chicago Sales Tax Rev
   FGIC Ser 98
   5.25%, 1/01/28                                        5,710        5,918,415
Cook Cnty Sch Dist
   FSA Ser 04
   5.00%, 12/01/20 (c)                                   1,000        1,015,630
Gilberts Special Service Area No 15 Spl Tax
   (Gilberts Town Ctr Proj)
   Ser 03
   6.00%, 3/01/28                                        2,766        2,809,150
Hampshire Il Spl Svc Area 14
   5.80%, 3/01/26                                        1,845        1,870,443
Illinois Fin Auth Rev
   (Illionois Inst of Technology)
   Ser 06A
   5.00%, 4/01/31                                          885          911,152
Met Pier & Expo Auth
   (McCormick Place)
   MBIA Ser 02A
   5.25%, 6/15/42                                        3,750        3,961,162
Village of Manhattan
   (No 04-1 Brookstone Springs Proj)
   Ser 05
   5.875%, 3/01/28                                       1,875        1,928,437
                                                                  -------------
                                                                     67,718,243
                                                                  -------------
Indiana - 5.1%
Hendricks Cnty Ind Bldg Facs Corp
   (First Mtg)
   Ser 04
   5.50%, 7/15/22                                        1,105        1,205,013
Indiana HFA SFMR
   (Mtg Rev) AMT
   GNMA/ FNMA Ser 02
   5.55%, 7/01/32                                        2,030        2,084,140

Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
   Ser 97
   5.75%, 10/01/11                                       2,060        2,098,440
Indianapolis Pub Impov Bd
   MBIA Ser 2A
   5.25%, 7/01/33                                       10,000       10,702,200
                                                                  -------------
                                                                     16,089,793
                                                                  -------------
Iowa - 0.2%
Iowa Fin Auth SFMR
   (Mtg Rev) AMT
   GNMA/ FNMA Ser 02
   5.40%, 7/01/32                                          430          437,895
                                                                  -------------
Louisiana - 2.9%
Calcasieu Parish SFMR
   (Mtg Rev)
   GNMA/ FNMA Ser 02A
   6.05%, 4/01/33 (d)                                      350          370,947
Ernest N Morial-New Orleans
   (Exhibit Hall Auth Spl Tax)
   AMBAC Ser A
   5.25%, 7/15/16 - 7/15/17                              2,835        3,034,402
Louisiana HFA SFMR
   (Mtg Rev) Amt
   GNMA/ FNMA Ser 02C
   5.60%, 6/01/33 (d)                                    1,290        1,302,823
New Orleans GO
   MBIA Ser 05
   5.00%, 12/01/29                                       2,700        2,825,280
New Orleans Ltd. Tax
   MBIA
   5.00%, 3/01/18                                        1,625        1,718,876
                                                                  -------------
                                                                      9,252,328
                                                                  -------------
Massachusetts - 3.1%
Massachusetts GO
   Ser 02C
   5.25%, 11/01/30                                       1,780        1,905,223
Massachusetts GO Prerefunded
   Ser 02C
   5.25%, 11/01/30                                       3,220        3,446,527
Massachusetts Hlth & Ed Fac Hosp Rev
   (Berkshire Hlth Sys)
   RADIAN Ser 01E
   5.70%, 10/01/25                                       2,000        2,161,400
Massachusetts Hlth & Ed Fac Hosp Rev
   (Cape Cod Healthcare)
   RADIAN Ser 01C
   5.25%, 11/15/31                                       2,100        2,207,919
                                                                  -------------
                                                                      9,721,069
                                                                  -------------

Michigan - 5.0%
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                        1,615        1,565,807
Kent Hosp Fin Auth
   (Metropolitan Hospital Proj)
   Ser 05A
   5.75%, 7/01/25                                          770          828,335
Michigan State Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp)
   Ser 05A
   5.00%, 5/15/26                                        1,215        1,236,336
Michigan Strategic Fund
   (Detroit Edison) AMT
   XLCA Ser 02C
   5.45%, 12/15/32                                       5,000        5,313,450
Plymouth Ed Ctr Charter Sch Pub Sch
   Academy Rev Ref
   Ser 05
   5.125%, 11/01/23                                      2,140        2,139,700
Saginaw Hosp Fin Auth
   (Convenant Med Ctr)
   Ser 00F
   6.50%, 7/01/30                                        4,410        4,812,280
                                                                  -------------
                                                                     15,895,908
                                                                  -------------
Minnesota - 0.2%
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
   Ser 05
   6.00%, 11/15/25                                         500          548,490
                                                                  -------------
Missouri - 0.4%
Missouri SFMR
   (Mortgage Rev) AMT
   GNMA/ FNMA Ser 02A-1
   5.58%, 9/01/32 (d)                                    1,360        1,369,302
                                                                  -------------
Nevada - 15.4%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.00%, 9/01/23                                        2,600        2,662,764
Clark Cnty Arpt Rev
   FGIC Ser 01B
   5.25%, 7/01/34                                       11,920       12,619,585
Nevada Dept Bus & Ind
   (Las Vegas Monorail Proj)
   AMBAC Ser 00
   5.625%, 1/01/32                                      11,720       12,553,058
Reno Cap Improvement Rev
   FGIC Ser 02
   5.375%, 6/01/32                                       4,710        5,064,145
Reno Cap Improvement Rev Unrefunded
   FGIC Ser 02
   5.375%, 6/01/32                                       2,790        2,958,376
Truckee Meadows Wtr Auth
   FSA Ser 01A
   5.25%, 7/01/34                                       12,000       12,704,280
                                                                  -------------
                                                                     48,562,208
                                                                  -------------

New Hampshire - 1.5%
New Hampshire Hlth & Ed Fac Hosp Rev
   (Covenant Med Ctr)
   Ser 02
   6.125%, 7/01/31                                       4,200        4,554,144
                                                                  -------------
New Jersey - 1.9%
Morris-Union Jointure Commn COP
   RADIAN Ser 04
   5.00%, 5/01/24                                        5,185        5,397,689
New Jersey Eco Dev Auth Rev
   (Sch Facs Constr)
   Ser 05
   5.25%, 3/01/25                                          500          535,615
                                                                  -------------
                                                                      5,933,304
                                                                  -------------
New York - 0.6%
New York City GO
   Ser 04G
   5.00%, 12/01/23                                       1,600        1,676,880
New York State HFA
   (Eco Dev & Hsg)
   FGIC Ser 05A
   5.00%, 9/15/25                                          300          316,764
                                                                  -------------
                                                                      1,993,644
                                                                  -------------
North Carolina - 0.7%
   Charlotte NC Arpt Rev
   MBIA Ser 04A
   5.25%, 7/01/24                                        1,895        2,037,921
                                                                  -------------
North Dakota - 0.9%
   North Dakota HFA SFMR
   (Mtg Rev) AMT
   Ser 02
   5.65%, 1/01/34                                        1,255        1,288,935
Ward Cnty ND Health Care Fac
   (Trinity Health)
   5.125%, 7/01/20                                       1,575        1,649,750
                                                                  -------------
                                                                      2,938,685
                                                                  -------------
Ohio - 3.4%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                       5,000        5,369,450
Fairfield Cnty Hosp Rev
   (Fairfield Med Ctr Proj)
   RADIAN Ser 03
   5.00%, 6/15/22 - 6/15/24                              3,955        4,058,659
Port Auth of Columbiana Cnty Swr
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                       1,340        1,357,835
                                                                  -------------
                                                                     10,785,944
                                                                  -------------

Oregon - 1.1%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
   RADIAN Ser 05A
   5.00%, 5/01/28                                        3,340        3,467,655
                                                                  -------------
Pennsylvania - 3.2%
   Alleghany Cnty IDA
   5.00%, 9/01/21                                          500          506,105
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care Ret Comm)
   6.00%, 2/01/21                                          875          923,956
Pennsylvania Eco Dev Auth
   (30th St Station ) AMT
   ACA Ser 02
   5.875%, 6/01/33                                       2,050        2,213,283
Pennsylvania Trpk Transp Rev
   AMBAC Ser 01
   5.00%, 7/15/41                                        2,000        2,117,540
Philadelphia Auth IDR
   (Leadership Learning Partners)
   Ser 05A
   5.25%, 7/01/24                                        1,150        1,153,208
Philadelphia Hosp Rev
   (Temple Univ Hosp)
   Ser 93A
   6.625%, 11/15/23                                      3,000        3,024,090
                                                                  -------------
                                                                      9,938,182
                                                                  -------------
Puerto Rico - 1.3%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                        2,050        2,214,103
   Ser 01A
   5.50%, 7/01/19                                        1,205        1,344,081
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                         500          530,720
                                                                  -------------
                                                                      4,088,904
                                                                  -------------
Rhode Island - 1.3%
Rhode Island Hlth & Ed Bldg Corp Rev
   (Times2 Academy)
   Ser 04
   5.00%, 12/15/24                                       4,100        4,206,928
                                                                  -------------
South Carolina - 1.8%
Dorchester Cnty Sch Dist No 2
   ASSURED GTY
   5.00%, 12/01/29                                         800          838,552

Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
   ASSURED GTY Ser 05
   5.00%, 12/01/27                                       3,890        4,055,986
   Ser 05
   5.00%, 12/01/30                                         385          392,681
Scago Edl Facs Corp For Sch
   RADIAN
   5.00%, 12/01/21                                         500          521,660
                                                                  -------------
                                                                      5,808,879
                                                                  -------------
Tennessee - 1.1%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg - MTN Sts Hlth)
   Ser 06A
   5.50%, 7/01/31                                        1,500        1,599,705
Sullivan Cnty Tenn Health Edl
   5.00%, 9/01/22                                        1,760        1,816,707
                                                                  -------------
                                                                      3,416,412
                                                                  -------------
Texas - 21.9%
Bexar Cnty Hsg Fin Corp MFHR
   (Doral Club & Sutton House Apts)
   MBIA Ser 01A
   5.55%, 10/01/36                                      14,815       15,500,786
Bexar County Health Facilities Development
   Corp./TX
   5.00%, 7/01/27                                          370          378,732
Dallas-Fort Worth Arpt Rev
   (Int'l Arpt)
   FGIC Ser 01
   5.50%, 11/01/35                                       6,500        6,819,345
Garza Cnty Pub Fac Corp
   5.50%, 10/01/19                                         610          637,005
Gulf Coast Waste Disp Auth
   (Anheuser-Busch Proj) AMT
   Ser 02
   5.90%, 4/01/36                                        9,000        9,641,790
Harris Cnty
   (Flood Ctl)
   Ser 03B
   5.00%, 10/01/23                                       2,600        2,721,082
Harris Cnty Toll Road Rev
   FSA Ser 02
   5.125%, 8/15/32                                       2,500        2,615,500
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
   Ser 05
   5.00%, 8/15/14 - 8/15/19                                765          779,269
Houston
   (Northeast Wtr Purification Proj)
   FGIC Ser 02
   5.125%, 3/01/32                                       7,000        7,266,910
Lewisville Combination Contract
   (Spl Assmt Cap Impt Dist No 2)
   ACA Ser 05
   6.00%, 10/01/25                                         550          605,253

Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric LLC)
   Ser 04
   5.60%, 3/01/27                                        1,000        1,054,590
Richardson Hosp Auth Rev
   (Richardson Regional Med Ctr)
   FSA Ser 04
   5.875%, 12/01/24                                      2,310        2,496,047
   Ser 04
   6.00%, 12/01/19                                       1,830        1,992,943
San Antonio Arpt Rev AMT
   FGIC Ser 02A
   5.25%, 7/01/27                                        5,250        5,467,508
Seguin High Ed Fac Rev
   (Texas Lutheran University Proj)
   Ser 04
   5.25%, 9/01/33                                        1,250        1,276,563
Texas GO AMT
   Ser 02A
   5.50%, 8/01/41                                        9,470       10,067,841
                                                                  -------------
                                                                     69,321,164
                                                                  -------------
Utah - 0.8%
Davis Cnty Sales Tax Rev
   AMBAC Ser 03B
   5.25%, 10/01/23                                       1,000        1,065,530
Utah Hsg Corp MFHR
   (Bluffs Apts Proj) AMT
   GNMA Ser 02A
   5.60%, 7/20/30                                        1,480        1,553,467
                                                                  -------------
                                                                      2,618,997
                                                                  -------------
Virginia - 3.3%
Fauquier Cnty IDA Hosp Rev
   (Fauquier Hospital) Asset Gty
   RADIAN Ser 02
   5.25%, 10/01/31                                       8,500        8,947,865
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
   Ser 98B
   Zero Coupon, 8/15/15                                  2,250        1,462,657
                                                                  -------------
                                                                     10,410,522
                                                                  -------------
Washington - 4.2%
King Cnty Swr Rev
   FSA Ser 02A
   5.25%, 1/01/32                                        3,000        3,135,510
Twenty-Fifth Ave Pptys
   (University of Washington)
   MBIA Ser 02
   5.25%, 6/01/33                                        9,750       10,223,655
                                                                  -------------
                                                                     13,359,165
                                                                  -------------
Wisconsin - 7.1%
Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
   Ser 05

   5.00%, 7/01/20 - 7/01/25                              1,485        1,524,807
Wisconsin Hlth & Ed Fac Hosp Rev
   (Ministry Hlth Care)
   MBIA Ser 02A
   5.25%, 2/15/32                                       13,615       14,339,591
Wisconsin Hsg Auth SFMR
   (Mtg Rev) AMT
   MBIA
   5.60%, 5/01/33                                        4,885        5,082,061
   Ser 02A
   5.50%, 9/01/32                                        1,590        1,599,365
                                                                  -------------
                                                                     22,545,824
                                                                  -------------
Total Long-Term Municipal Bonds
   (cost $477,659,082)                                              504,101,397
                                                                  -------------
Short-Term Municipal Notes - 0.5%
District Of Columbia - 0.5%
District of Columbia
   3.61%, 10/01/34 (e)
   (cost $1,500,000)                                     1,500        1,500,000
                                                                  -------------
Total Investments - 160.0%
   (cost $479,159,082)                                              505,601,397
Other assets less liabilities - 1.7%                                  5,386,360
Preferred Stock at redemption value - (61.7)%                      (195,000,000)
                                                                  -------------
Net Assets Applicable to
   Common Shareholders - 100.0% (f)                               $ 315,987,757
                                                                  -------------
INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
     Swap        Amount    Termination      made by       received by     Appreciation/
Counterparty     (000)        Date       the Portfolio   the Portfolio   (Depreciation)
---------------------------------------------------------------------------------------
Citigroup       $ 6,500      11/10/26        3.388%            BMA       $  82,320
JPMorgan
   Chase         18,100      11/10/11          BMA           3.482%        (99,228)
Merrill Lynch     3,000       7/30/26        4.090%            BMA         (42,182)
Merrill Lynch     6,500       8/09/26        4.063%            BMA         (71,717)
Merrill Lynch     7,100      11/15/26        4.378%            BMA        (352,369)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Private Placement

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)  Variable rate coupon, rate shown as of January 31, 2007.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

ACA         - American Capital Access Financial Guaranty Corporation
AMBAC       - American Bond Assurance Corporation
AMT         - Alternative Minimum Tax (subject to)
ASSURED GTY - Assured Guaranty
BMA         - Bond Market Association
CDD         - Community Development District
CFD         - Community Facilities District
COP         - Certificate of Participation
FGIC        - Financial Guaranty Insurance Company
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
GO          - General Obligation
HFA         - Housing Finance Authority
IDA         - Industrial Development Authority/Agency
IDR         - Industrial Development Revenue
MBIA        - Municipal Bond Investors Assurance
MFHR        - Multi-Family Housing Revenue
MTN         - Medium Term Note
RADIAN      - Radian Group, Inc.
SFMR        - Single Family Mortgage Revenue
XLCA        - XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   -----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date:  March 26, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of Alliance National Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: March 26, 2007

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of Alliance National Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007